per share amounts (Tables)	6 Months Ended
Jun. 30, 2020
per share amounts
Schedule of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2020	2019*	2020	2019*
Basic total weighted average number of Common Shares outstanding	1,278	1,203	1,263	1,202
Effect of dilutive securities - Restricted share units	2	—	1	—
Diluted total weighted average number of Common Shares outstanding	1,280	1,203	1,264	1,202

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).